Business combination - Total purchase price (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Sep. 30, 2022	Nov. 30, 2021	Jul. 31, 2021
Pinzhi
Total purchase price
Cash consideration			¥ 38,940
Contingent consideration at fair value			45,000
Aggregate Purchase price			¥ 83,940
Yincheng Limited
Total purchase price
Cash consideration		¥ 19,875
Contingent consideration at fair value		15,700
Aggregate Purchase price		¥ 35,575
Yiqikao
Total purchase price
Cash consideration	¥ 66,530
Contingent consideration at fair value	33,300
Aggregate Purchase price	¥ 99,830